Schedule II - Condensed Statements of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenues:
Net investment income	$ 6,906	$ 3,757	$ 15,788	$ 10,419	$ 14,180	$ 12,653
Total revenues	62,026	46,543	208,411	137,235	204,354	200,871
Expenses:
Income tax expense	5,610	2,038	7,027	8,948	11,297	6,958
Net income	$ 13,163	$ 4,513	$ 78,753	$ 31,344	39,742	37,797
American Integrity Insurance Group, LLC [Member]
Revenues:
Net investment income					190	365
Management fees					11,189	2,718
Total revenues					11,379	3,083
Expenses:
Other operating expenses					4,945	2,432
Total expenses					4,945	2,432
Income before income taxes and equity in net earnings of subsidiaries					6,434	651
Income tax expense					0	0
Net income before equity in net earnings of subsidiaries					6,434	651
Equity in net income of subsidiaries					33,308	37,146
Net income					$ 39,742	$ 37,797